GOODWILL (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Goodwill	$ 48,941		$ 55,127	$ 47,190
Pointer Brazil [Member]
Goodwill [Line Items]
Goodwill	4,027		4,568
CAR 2 GO [Member]
Goodwill [Line Items]
Goodwill	0		545
Cellocator [Member]
Goodwill [Line Items]
Goodwill	2,534		2,534
RSA [Member]
Goodwill [Line Items]
Goodwill	15,418
SVR [Member]
Goodwill [Line Items]
Goodwill	26,962	[1]
RSA and SVR [Member]
Goodwill [Line Items]
Goodwill			$ 47,480

[1]	SVR in Israel